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                              Annual Report

                              June 30, 2001

                              Mercury
                              HW Small Cap
                              Value Fund
                              of Mercury HW Funds

PORTFOLIO INFORMATION

AS OF JUNE 30, 2001
================================================================================
                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
American Coin Merchandising, Inc.                                       4.1%
--------------------------------------------------------------------------------
Mandalay Resort Group                                                   3.4
--------------------------------------------------------------------------------
Thoratec Laboratories Corporation                                       3.3
--------------------------------------------------------------------------------
USFreightways Corporation                                               3.2
--------------------------------------------------------------------------------
Heidrick & Struggles International, Inc.                                2.9
--------------------------------------------------------------------------------
Centex Corporation                                                      2.4
--------------------------------------------------------------------------------
OGE Energy Corp.                                                        2.3
--------------------------------------------------------------------------------
The Topps Company, Inc.                                                 2.3
--------------------------------------------------------------------------------
Mohawk Industries, Inc.                                                 2.2
--------------------------------------------------------------------------------
MDC Holdings, Inc.                                                      2.2
--------------------------------------------------------------------------------

================================================================================
Five Largest                                                          Percent of
Industries                                                            Net Assets
--------------------------------------------------------------------------------
Real Estate                                                            11.9%
--------------------------------------------------------------------------------
Household Durables                                                     11.4
--------------------------------------------------------------------------------
Commercial Services & Supplies                                          7.0
--------------------------------------------------------------------------------
Health Care                                                             6.2
--------------------------------------------------------------------------------
Electric Utilities--Integrated                                          5.9
--------------------------------------------------------------------------------

OFFICERS AND TRUSTEES

Robert L. Burch III, Trustee
John A. G. Gavin, Trustee
Joe Grills, Trustee
Nigel Hurst-Brown, Trustee
Madeleine A. Kleiner, Trustee
Richard R. West, Trustee
Nancy D. Celick, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary
Anna Marie S. Lopez, Assistant Treasurer and Assistant Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                        June 30, 2001 (2) Mercury HW Small Cap Value Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to present to you this annual report for Mercury HW Small Cap Value Fund for the 12 months ended June 30, 2001. During the last year, we have witnessed one of the most dramatic rotations to value stocks in the aftermath of an enormous run-up in technology growth stocks. According to Lipper, Inc., the average Large-Cap Growth fund was down 30.6% compared to last year, while the average Small-Cap Value fund was up 29.6%. Mercury HW Small Cap Value Fund's Class I Shares were up 55.69% during the fiscal year. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5-7 of this report to shareholders.) We believe this performance reflects markets returning to their traditional role of discounting future cash flows owed to shareholders.

As we have mentioned in many past reports to shareholders, the assumptions embedded in new economy stocks would inevitably be revealed as unrealistic. Not surprisingly, new economy stocks could not withstand the test of a weakening economy, which highlighted unproven business models, negative cash flows and no earnings. For example, eToys.com, a core Internet portfolio holding, began operations in November 1996, had no earnings, generated no cash flow, but had a peak market value of $18 billion in 1999, while Toys 'R' Us, Inc., a company with a 50-year operating history, had a market capitalization of $3 billion. Today, eToys is bankrupt, with a -100% return, while Toys `R' Us enjoys a $5 billion market capitalization and a +66% return (from May 1999 through May
2000). We view the returns of the last year not so much as the recovery of an out-of-favor investment category but as the collapse of an unsustainable mania in new economy stocks. As investors emphasize fundamental value, we believe that the valuation discrepancies between value and growth stocks will continue to narrow.

The Fund benefited primarily from its holdings in video game software companies (THQ Inc. and Activision, Inc.), leisure equipment and products (American Coin Merchandising, Inc.), health care providers and services (Ventas, Inc. and Aetna Inc.), a gaming and lodging stock (Mandalay Resort Group), an energy stock (Ultramar Diamond Shamrock Corporation) and homebuilders (Toll Brothers, Inc. and Centex Corporation). The Fund also benefited tremendously by underweighting Internet services and avoiding telecommunication services companies, which performed very poorly in the unmanaged Russell 2000 Index. All sectors held in the Fund were positive contributors. Disappointments in the Fund were primarily stock specific. Individual negative contributors included an aerospace equipment manufacturer (AVTEAM Inc.), a software company (Captaris Inc.), an insurance company (ESG Re Limited), a computer peripheral company (Creative Technology Limited), a food products company (Interstate Bakeries Corporation), and a commercial services company (Heidrick & Struggles International, Inc.)


                        June 30, 2001 (3) Mercury HW Small Cap Value Fund

In Conclusion

Looking ahead, we continue to see an attractive opportunity in the small cap market because of its continued discount to the large cap market. This discount is particularly noteworthy, since the expected earnings growth of the small cap market currently exceeds that of the large cap market. In addition to this valuation discrepancy, other factors such as lower interest rates, economic recovery and a strong dollar bode, in our opinion, well for any further strong performance. Although it is unlikely that we will repeat our significant outperformance next year, the small cap market continues to offer bargains for disciplined and patient investors. We appreciate your continued support of Mercury HW Small Cap Value Fund.

Sincerely,


/s/ Nancy D. Celick        /s/ James Miles             /s/ David Green

Nancy D. Celick            James Miles                 David Green
President                  Portfolio Manager           Portfolio Manager

August 6, 2001


                        June 30, 2001 (4) Mercury HW Small Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers two classes of shares, each with its own sales charge and expense structure.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25%, and an account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's investment adviser pays annual operating expenses of the Fund's Class I and Class A Shares in excess of 1.25% and 1.50%, respectively, of the average net assets of each class. If the investment adviser did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                        June 30, 2001 (5) Mercury HW Small Cap Value Fund

Total Return Based on a $10,000 Investment--Class I Shares

A line graph depicting the growth of an investment in the Fund's Class I Shares compared to growth of an investment in the Russell 2000 Index. Values are from June 1991 through June 2001:

                         6/91        6/92        6/93        6/94        6/95        6/96
Mercury HW Small Cap
Value Fund +--
Class I Shares*          $ 9,475     $11,279     $13,512     $14,021     $16,095     $18,387
Russell 2000 Index++     $10,000     $11,454     $14,433     $15,060     $18,089     $22,410

                         6/97        6/98        6/99        6/00        6/01
Mercury HW Small Cap
Value Fund +--
Class I Shares*          $23,855     $29,160     $25,002     $20,352     $31,686
Russell 2000 Index++     $26,069     $30,372     $30,828     $35,244     $35,445

Total Return Based on a $10,000 Investment--Class A

A line graph depicting the growth of an investment in the Fund's Class A Shares compared to growth of an investment in the Russell 2000 Index. Values are from October 6, 2000 through June 2001:

                                                    10/06/00**           6/01
Mercury HW Small Cap Value Fund +--
Class A Shares*                                     $ 9,475              $13,102
Russell 2000 Index++                                $10,000              $10,412

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests primarily in stocks of US companies with market capitalizations of less than $2 billion.
++ This unmanaged Index is comprised of the smallest 2,000 companies in the Russell 3000 Index from various industrial sectors. The starting date for the Index in the Class A Shares' graph is from 10/31/00.

      Past performance is not indicative of future results.


                        June 30, 2001 (6) Mercury HW Small Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                    % Return          % Return
                                                  Without Sales      With Sales
Class I Shares*                                      Charge           Charge**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                               +55.69%           +47.52%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01                             +11.50            +10.30
--------------------------------------------------------------------------------
Ten Years Ended 6/30/01                              +12.83            +12.22
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

AGGREGATE TOTAL RETURN
================================================================================
                                                    % Return          % Return
                                                  Without Sales      With Sales
Class A Shares*                                      Charge           Charge**
--------------------------------------------------------------------------------
Inception (10/06/00) through 6/30/01                 +38.28%           +31.02%
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

RECENT PERFORMANCE RESULTS
================================================================================
                                                                    Ten-Year/
                                  6-Month          12-Month      Since Inception
As of June 30, 2001            Total Return      Total Return     Total Return
--------------------------------------------------------------------------------
Class I*                          +22.61%           +55.69%         +234.38%
--------------------------------------------------------------------------------
Class A*                          +23.32                --          + 38.28
--------------------------------------------------------------------------------
Russell 2000 Index**              + 6.85            + 0.57        +254.44/+4.12
--------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges. Results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class I Shares and from 10/06/00 for Class A Shares.
** An unmanaged Index comprised of the smallest 2,000 companies in the Russell 3000 Index. Ten-year/since inception total returns are for ten years and from 10/31/00, respectively.


                        June 30, 2001 (7) Mercury HW Small Cap Value Fund

SCHEDULE OF INVESTMENTS

                                                                                  In US Dollars
                                                                             ------------------------
Industries                                   Investments                     Shares Held     Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS--96.1%
=====================================================================================================
Apparel/Textiles--0.9%      Liz Claiborne, Inc.                                   8,900   $   449,005
                            Russell Corporation                                     600        10,194
                                                                                          -----------
                                                                                              459,199
-----------------------------------------------------------------------------------------------------
Banking--Regional--0.8%     UnionBanCal Corporation                              12,000       404,400
-----------------------------------------------------------------------------------------------------
Banks--3.5%                 Berkshire Hills Bancorp, Inc.                        12,500       213,750
                            EverTrust Financial Group Inc.                       15,600       224,484
                            Klamath First Bancorp, Inc.                          15,500       230,020
                            MutualFirst Financial Inc.                           24,600       353,010
                            Port Financial Corp.                                 11,400       228,570
                            United Community Financial Corp.                     56,400       473,196
                                                                                          -----------
                                                                                            1,723,030
-----------------------------------------------------------------------------------------------------
Building Materials--0.4%    Lafarge Corporation                                   5,300       177,603
-----------------------------------------------------------------------------------------------------
Chemicals--0.3%             PolyOne Corporation                                  11,800       122,838
-----------------------------------------------------------------------------------------------------
Commercial Services &       Deluxe Corporation                                   32,900       950,810
Supplies--7.0%             +Heidrick & Struggles International, Inc.             68,900     1,400,737
                            John H. Harland Company                              11,400       265,620
                           +Korn/Ferry International                             52,300       810,650
                                                                                          -----------
                                                                                            3,427,817
-----------------------------------------------------------------------------------------------------
Communications             +Adtran, Inc.                                         33,300       656,010
Equipment--1.3%
-----------------------------------------------------------------------------------------------------
Computer Services/         +Activision, Inc.                                     28,700     1,079,120
Software--5.0%             +Captaris Inc.                                        24,300        50,544
                           +Concord Communications, Inc.                         27,700       249,300
                            Creative Technology Limited                          69,610       581,243
                           +RadiSys Corporation                                   3,900        88,920
                           +Read-Rite Corporation                                44,200       235,586
                           +Viant Corporation                                    86,000       160,820
                                                                                          -----------
                                                                                            2,445,533
-----------------------------------------------------------------------------------------------------
Consumer--                 +American Coin Merchandising, Inc. (b)               356,000     1,993,600
Durables--4.4%             +Mac-Gray Corporation                                 40,300       141,050
                                                                                          -----------
                                                                                            2,134,650
-----------------------------------------------------------------------------------------------------
Data Processing--0.5%      +JDA Software Group, Inc.                             14,300       237,380
-----------------------------------------------------------------------------------------------------
Diversified                 Trinity Industries, Inc.                             15,800       323,900
Companies--0.7%
-----------------------------------------------------------------------------------------------------
Diversified                +Affiliated Managers Group, Inc.                       3,800       233,700
Financials--0.5%
-----------------------------------------------------------------------------------------------------


                        June 30, 2001 (8) Mercury HW Small Cap Value Fund

                                                                                  In US Dollars
                                                                             ------------------------
Industries                                   Investments                     Shares Held     Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)
=====================================================================================================
Electric Utilities--        Cleco Corporation                                    13,800   $   313,950
Integrated--5.9%            Northeast Utilities                                  42,800       888,100
                            OGE Energy Corp.                                     50,700     1,146,327
                            RGS Energy Group Inc.                                13,800       517,500
                                                                                          -----------
                                                                                            2,865,877
-----------------------------------------------------------------------------------------------------
Electronics--1.1%          +Credence Systems Corporation                          9,400       222,968
                           +Ingram Micro Inc. (Class A)                          21,900       317,331
                                                                                          -----------
                                                                                              540,299
-----------------------------------------------------------------------------------------------------
Foods--1.8%                 Herbalife International, Inc. (Class B)                 900         7,965
                            Interstate Bakeries Corporation                      26,000       416,000
                           +Ralcorp Holdings, Inc.                               25,000       468,500
                                                                                          -----------
                                                                                              892,465
-----------------------------------------------------------------------------------------------------
Forest Products--1.3%       Georgia-Pacific Corporation (Timber Group)           13,100       468,325
                            U.S. Timberlands Company, L.P.                       33,600       186,144
                                                                                          -----------
                                                                                              654,469
-----------------------------------------------------------------------------------------------------
Health Care--6.2%          +Health Net Inc.                                      30,600       532,440
                           +Thoratec Laboratories Corporation                   106,652     1,626,443
                           +US Oncology, Inc.                                    58,455       409,185
                            Ventas, Inc.                                         43,800       479,610
                                                                                          -----------
                                                                                            3,047,678
-----------------------------------------------------------------------------------------------------
Health Insurance--1.0%     +Aetna Inc. (New Shares)                              18,100       468,247
-----------------------------------------------------------------------------------------------------
Home Building/              Centex Corporation                                   29,000     1,181,750
Manufactured
Housing--2.4%
-----------------------------------------------------------------------------------------------------
Hotels, Restaurants &       Churchill Downs Incorporated                          1,600        40,448
Leisure--4.2%              +IHOP Corp.                                           34,000       912,900
                           +Isle of Capri Casinos, Inc.                          54,300       510,420
                            P & O Princess Cruises PLC (ADR) (a)                  8,000       169,600
                           +Tricon Global Restaurants, Inc.                       9,200       403,880
                                                                                          -----------
                                                                                            2,037,248
-----------------------------------------------------------------------------------------------------
Household                  +Furniture Brands International, Inc.                 23,700       663,600
Durables--11.4%             M/I Schottenstein Homes, Inc.                        26,000     1,027,000
                            MDC Holdings, Inc.                                   30,600     1,083,240
                           +Mohawk Industries, Inc.                              31,100     1,094,720
                            Standard Pacific Corp.                               25,200       583,380
                           +The Topps Company, Inc.                              96,400     1,118,240
                                                                                          -----------
                                                                                            5,570,180
-----------------------------------------------------------------------------------------------------


                        June 30, 2001 (9) Mercury HW Small Cap Value Fund

                                                                                  In US Dollars
                                                                             ------------------------
Industries                                   Investments                     Shares Held     Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (continued)
=====================================================================================================
Insurance--3.6%           +American Financial Holdings, Inc.                     11,000   $   257,950
                          +American Physicians Capital, Inc.                      1,700        32,657
                           Horace Mann Educators Corporation                     16,800       362,040
                           The MONY Group Inc.                                   10,400       417,352
                           Protective Life Corporation                           20,600       708,022
                                                                                          -----------
                                                                                            1,778,021
-----------------------------------------------------------------------------------------------------
Leisure/Toys--4.4%         Brunswick Corporation                                 18,900       454,167
                          +Mandalay Resort Group                                 61,400     1,682,360
                                                                                          -----------
                                                                                            2,136,527
-----------------------------------------------------------------------------------------------------
Machinery--2.1%           +Denison International PLC (ADR) (a)                   26,500       437,515
                           Harsco Corporation                                     3,900       105,807
                          +Hawk Corporation (Class A)                            60,500       375,100
                           Wabash National Corporation                            8,500       102,850
                                                                                          -----------
                                                                                            1,021,272
-----------------------------------------------------------------------------------------------------
Media--0.9%               +R.H. Donnelley Corporation                             7,000       224,000
                          +World Wrestling Federation Entertainment, Inc.        14,700       202,860
                                                                                          -----------
                                                                                              426,860
-----------------------------------------------------------------------------------------------------
Natural Gas--0.5%          MDU Resources Group                                    4,000       126,560
                           UGI Corporation                                        4,400       118,800
                                                                                          -----------
                                                                                              245,360
-----------------------------------------------------------------------------------------------------
Oil--Domestic--2.1%        Ultramar Diamond Shamrock Corporation                 14,400       680,400
                           Valero Energy Corporation                              9,500       349,410
                                                                                          -----------
                                                                                            1,029,810
-----------------------------------------------------------------------------------------------------
Railroads--0.6%           +Kansas City Southern Industries, Inc.                 11,300       178,540
                          +Swift Transportation Co., Inc.                         6,300       119,070
                                                                                          -----------
                                                                                              297,610
-----------------------------------------------------------------------------------------------------
Real Estate--11.9%         Arden Realty, Inc.                                    13,700       365,790
                           Camden Property Trust                                 12,600       462,420
                           FelCor Lodging Trust Inc.                             35,200       823,680
                           Hospitality Properties Trust                          24,500       698,250
                           Innkeepers USA Trust                                  20,000       239,600
                          +Jones Lang Lasalle Inc.                               26,200       345,840
                           Meristar Hospitality Corp.                             4,100        97,375
                           Post Properties, Inc.                                 16,200       613,170
                           Shurgard Storage Centers, Inc. (Class A)               5,500       171,875
                           Storage USA, Inc.                                      3,900       140,400
                          +Trammell Crow Company                                 77,300       854,165
                           TrizecHahn Corporation                                40,100       729,419
                           Winston Hotels, Inc.                                  23,200       242,904
                                                                                          -----------
                                                                                            5,784,888
-----------------------------------------------------------------------------------------------------


                        June 30, 2001 (10) Mercury HW Small Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                  In US Dollars
                                                                             ------------------------
Industries                                   Investments                     Shares Held     Value
-----------------------------------------------------------------------------------------------------

COMMON STOCKS (concluded)
=====================================================================================================
Retail--Specialty--1.4%    +Footstar, Inc.                                        7,200   $   247,680
                           +Zale Corporation                                     12,300       414,510
                                                                                          -----------
                                                                                              662,190
-----------------------------------------------------------------------------------------------------
Retail--Stores--1.0%        Ross Stores, Inc.                                    22,100       508,300
-----------------------------------------------------------------------------------------------------
Savings & Loans--0.4%       Timberland Bancorp, Inc.                             11,600       174,000
-----------------------------------------------------------------------------------------------------
Semiconductor              +Cymer, Inc.                                           6,400       160,000
Equipment &                +LAM Research Corp.                                    9,700       286,635
Products--0.9%                                                                            -----------
                                                                                              446,635
-----------------------------------------------------------------------------------------------------
Specialized                +Dollar Thrifty Automotive Group, Inc.                 7,700       184,800
Services--2.3%             +Valassis Communications, Inc.                        26,800       959,440
                                                                                          -----------
                                                                                            1,144,240
-----------------------------------------------------------------------------------------------------
Transportation--            USFreightways Corporation                            52,800     1,557,600
Freight--3.2%
-----------------------------------------------------------------------------------------------------
Utilities--Electric--0.2%   CH Energy Group, Inc.                                 2,000        87,900
-----------------------------------------------------------------------------------------------------
                            Total Investments (Cost--$44,749,682)--96.1%                   46,905,486
                            Time Deposit*--2.7%                                             1,315,059
                            Other Assets Less Liabilities--1.2%                               578,536
                                                                                          -----------
                            Net Assets--100.0%                                            $48,799,081
                                                                                          ===========
-----------------------------------------------------------------------------------------------------

  +   Non-income producing security.
  *   Time deposit bears interest at 2.75% and matures on 7/02/2001.
(a)   American Depositary Receipts (ADR).
(b) Investment in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "affiliated company" in Section 2(a)(2) of the Investment Company Act of 1940) is as follows:

------------------------------------------------------------------------------------------
                                                         Net Share      Net       Dividend
Industry                    Affiliate                    Activity      Cost        Income
------------------------------------------------------------------------------------------
Consumer--Durables   American Coin Merchandising, Inc.    356,000    $5,083,303       +
------------------------------------------------------------------------------------------

  +   Non-income producing security.

      See Notes to Financial Statements.


                        June 30, 2001 (11) Mercury HW Small Cap Value Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of June 30, 2001
-----------------------------------------------------------------------------------
Assets:

Investments, at value (identified cost--$44,749,682)                   $ 46,905,486
Cash                                                                          3,556
Time deposit                                                              1,315,059
Receivables:
  Securities sold                                         $1,415,277
  Capital shares sold                                        221,167
  Dividends                                                   62,952      1,699,396
                                                          ----------
Prepaid expenses and other assets                                            10,238
                                                                       ------------
Total assets                                                             49,933,735
                                                                       ------------
-----------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                     1,052,890
  Investment adviser                                          25,160
  Capital shares redeemed                                      6,790      1,084,840
                                                          ----------
Accrued expenses and other liabilities                                       49,814
                                                                       ------------
Total liabilities                                                         1,134,654
                                                                       ------------
-----------------------------------------------------------------------------------

Net Assets:

Net assets                                                             $ 48,799,081
                                                                       ============
-----------------------------------------------------------------------------------

Net Assets Consist of:

Paid-in capital                                                        $ 57,923,151
Undistributed investment income--net                                        444,604
Accumulated realized capital losses on investments--net                 (11,724,478)
Unrealized appreciation on investments--net                               2,155,804
                                                                       ------------
Net assets                                                             $ 48,799,081
                                                                       ============
-----------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $48,773,107 and
  1,831,643 shares outstanding+                                        $      26.63
                                                                       ============
Class A--Based on net assets of $25,974 and
  967 shares outstanding+                                              $      26.86
                                                                       ============
-----------------------------------------------------------------------------------

+     Unlimited shares of no par value authorized.

      See Notes to Financial Statements.


                        June 30, 2001 (12) Mercury HW Small Cap Value Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2001
--------------------------------------------------------------------------------

Investment Income:

Dividends (net of $2,278 foreign withholding tax)                   $   834,725
Interest                                                                 87,108
                                                                    -----------
Total income                                                            921,833
                                                                    -----------
--------------------------------------------------------------------------------

Expenses:

Investment advisory fees                               $ 288,574
Transfer agent fees                                       60,558
Registration fees                                         55,552
Accounting services                                       41,155
Printing and shareholder reports                          26,845
Custodian fees                                            14,283
Professional fees                                         12,482
Trustees' fees and expenses                                2,419
Pricing fees                                                 805
Distribution fees--Class A                                    25
Other expenses                                             6,200
                                                       ---------
Total expenses before reimbursement                      508,898
Reimbursement of expenses                                (31,669)
                                                       ---------
Total expenses after reimbursement                                      477,229
                                                                    -----------
Investment income--net                                                  444,604
                                                                    -----------
--------------------------------------------------------------------------------

Realized & Unrealized Gain on Investments--Net:

Realized gain on investments--net                                     7,323,734
Change in unrealized appreciation/depreciation
  on investments--net                                                 9,207,632
                                                                    -----------
Net Increase in Net Assets Resulting from Operations                $16,975,970
                                                                    ===========
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                        June 30, 2001 (13) Mercury HW Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                    For the Year Ended June 30,
                                                   ----------------------------
Increase (Decrease) in Net Assets:                     2001            2000
-------------------------------------------------------------------------------
 Operations:

 Investment income--net                            $    444,604    $     43,261
 Realized gain (loss) on investments--net             7,323,734     (11,428,736)
 Change in unrealized appreciation/depreciation on
   investments--net                                   9,207,632       1,625,273
                                                   ----------------------------
 Net increase (decrease) in net assets resulting
   from operations                                   16,975,970      (9,760,202)
                                                   ----------------------------
-------------------------------------------------------------------------------

 Dividends to Shareholders:

 Investment income--net
   Class I                                              (11,228)             --
   Class A                                                   --+             --
                                                   ----------------------------
 Net decrease in net assets resulting from
   dividends to shareholders                            (11,228)             --
                                                   ----------------------------
-------------------------------------------------------------------------------

 Capital Share Transactions:

 Decrease in net assets derived from capital
   share transactions                                  (398,725)    (11,383,502)
                                                   ----------------------------
-------------------------------------------------------------------------------

 Net Assets:

 Total increase (decrease) in net assets             16,566,017     (21,143,704)
 Beginning of year                                   32,233,064      53,376,768
                                                   ----------------------------
 End of year*                                      $ 48,799,081    $ 32,233,064
                                                   ============================
-------------------------------------------------------------------------------
*Undistributed investment income--net              $    444,604    $      5,239
                                                   ============================
-------------------------------------------------------------------------------

+     Amount is less than $1.

      See Notes to Financial Statements.


                        June 30, 2001 (14) Mercury HW Small Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                  Class I+
                                         ---------------------------------------------------------
                                                        For the Year Ended June 30,
                                         ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:    2001        2000         1999         1998        1997
--------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of year       $ 17.11     $  21.02     $  26.48     $ 23.83     $ 21.33
                                         ---------------------------------------------------------
Investment income (loss)--net                .25          .02         (.05)       (.06)        .03
Realized and unrealized gain (loss) on
  investments--net                          9.28        (3.93)       (3.88)       5.13        5.62
                                         ---------------------------------------------------------
Total from investment operations            9.53        (3.91)       (3.93)       5.07        5.65
                                         ---------------------------------------------------------
Less dividends and distributions:
  Investment income--net                    (.01)          --           --        (.05)       (.09)
  Realized gain on investments--net           --           --        (1.53)      (2.37)      (3.06)
                                         ---------------------------------------------------------
Total dividends and distributions           (.01)          --        (1.53)      (2.42)      (3.15)
                                         ---------------------------------------------------------
Net asset value, end of year             $ 26.63     $  17.11     $  21.02     $ 26.48     $ 23.83
                                         =========================================================
--------------------------------------------------------------------------------------------------

Total Investment Return:*

Based on net asset value per share        55.69%      (18.60%)     (14.26%)     22.24%      29.74%
                                         =========================================================
--------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement             1.24%        1.32%        1.05%        .94%       1.00%
                                         =========================================================
Expenses                                   1.32%        1.32%        1.19%        .94%       1.30%
                                         =========================================================
Investment income (loss)--net              1.16%         .11%        (.26%)      (.23%)       .10%
                                         =========================================================
--------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of year (in thousands)   $48,773     $ 32,233     $ 53,377     $94,910     $27,530
                                         =========================================================
Portfolio turnover                          197%          97%         105%         85%         88%
                                         =========================================================
--------------------------------------------------------------------------------------------------

* Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
+ Prior to October 6, 2000, Class I Shares were designated as Investor Class Shares.

      See Notes to Financial Statements.


                        June 30, 2001 (15) Mercury HW Small Cap Value Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                 Class A+
                                                               -------------
                                                                  For the
                                                                  Period
                                                                October 6,
                                                                 2000+ to
Increase (Decrease) in Net Asset Value:                        June 30, 2001
----------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                                $  19.64
                                                                    --------
Investment income--net                                                   .16
Realized and unrealized gain on investments--net                        7.07
                                                                    --------
Total from investment operations                                        7.23
                                                                    --------
Less dividends from investment income--net                              (.01)
                                                                    --------
Net asset value, end of period                                      $  26.86
                                                                    ========
----------------------------------------------------------------------------

Total Investment Return:*

Based on net asset value per share                                    38.28%++
                                                                    ========
----------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                                         1.50%*
                                                                    ========
Expenses                                                               1.62%*
                                                                    ========
Investment income--net                                                 1.42%*
                                                                    ========
----------------------------------------------------------------------------

Supplemental Data:

Net assets, end of year (in thousands)                              $     26
                                                                    ========
Portfolio turnover                                                      197%
                                                                    ========
----------------------------------------------------------------------------

 * Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 + Prior to October 6, 2000, Class A Shares were designated as Distributor Class Shares. No such Distributor Class Shares were outstanding on such date.
++    Aggregate total investment return.

      See Notes to Financial Statements.


                        June 30, 2001 (16) Mercury HW Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury HW Small Cap Value Fund (the "Fund") (formerly Small Cap Fund) is a fund of Mercury HW Funds (the "Trust") (formerly Hotchkis and Wiley Funds). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers two classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.


                        June 30, 2001 (17) Mercury HW Small Cap Value Fund

      (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

      (d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (e) Expenses--Common expenses incurred by the Trust are allocated among the funds based upon: (i) relative net assets; (ii) as incurred on a specific identification basis; or (iii) evenly among the funds, depending on the nature of the expenditure.

      (f) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $5,989 have been reclassified between accumulated net realized capital losses and undistributed net investment income and $16,923 has been reclassified between paid-in capital and accumulated net realized capital losses. These reclassifications have no effect on net assets or net asset values per share.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement for the Fund with Fund Asset Management, L.P., doing business as Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. Mercury Advisors is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .75% of the average daily value of the Fund's net assets. Mercury Advisors has contractually agreed to pay all annual operating expenses of Class I and Class A Shares in excess of 1.25% and 1.50%, respectively, as applied to the daily net assets of each class through June 30, 2002. For the year ended June 30, 2001, Mercury Advisors or its affiliate had earned fees of $288,574, of which $31,669 was waived.

      The Trust on behalf of the Fund has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.


                        June 30, 2001 (18) Mercury HW Small Cap Value Fund

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Fund. The Fund reimbursed Mercury Advisors at its cost for such services. For the year ended June 30, 2001, the Fund reimbursed Mercury Advisors an aggregate of $19,855 for the above-described services. The Trust entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS, and/or ML & Co.

      Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Transfer Agent Fees in the Statement of Operations.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2001 were $72,947,635 and $73,819,573, respectively.

      Net realized gains for the year ended June 30, 2001 and net unrealized gains as of June 30, 2001 were as follows:

                                                 Realized             Unrealized
                                                   Gains                 Gains
      --------------------------------------------------------------------------
      Long-term investments                     $7,323,734            $2,155,804
                                                ================================
      Total                                     $7,323,734            $2,155,804
                                                ================================
      --------------------------------------------------------------------------


                        June 30, 2001 (19) Mercury HW Small Cap Value Fund

      As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $2,040,081, of which $8,149,906 related to appreciated securities and $6,109,825 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $44,865,405.

(4)   Capital Share Transactions:

      Net decrease in net assets derived from capital share transactions was $398,725 and $11,383,502 for the years ended June 30, 2001 and June 30, 2000, respectively.

      Transactions in capital shares were as follows:

      Class I Shares for the Year
      Ended June 30, 2001+                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                     1,716,008    $ 36,862,281
      Shares issued to shareholders in reinvestment
        of dividends                                        537          10,948
                                                     ----------    ------------
      Total issued                                    1,716,545      36,873,229
      Shares redeemed                                (1,768,939)    (37,295,174)
                                                     ----------    ------------
      Net decrease                                      (52,394)   $   (421,945)
                                                     ==========    ============
      -------------------------------------------------------------------------

   +     Prior to October 6, 2000, Class I Shares were designated Investor
            Class Shares.

      Class I Shares for the Year
      Ended June 30, 2000+                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                     2,225,076    $ 38,211,081
      Shares redeemed                                (2,880,069)    (49,594,583)
                                                     ----------    ------------
      Net decrease                                     (654,993)   $(11,383,502)
                                                     ==========    ============
      -------------------------------------------------------------------------

      + Prior to October 6, 2000, Class I Shares were designated Investor Class Shares.

      Class a Shares for the Year
      Ended June 30, 2001+                             Shares     Dollar Amount
      -------------------------------------------------------------------------
      Shares sold                                        11,502    $    274,695
      Shares redeemed                                   (10,535)       (251,475)
                                                     ----------    ------------
      Net increase                                          967    $     23,220
                                                     ==========    ============
      -------------------------------------------------------------------------

      + Prior to October 6, 2000, Class A Shares were designated Distributor Class Shares. No such Distributor Class Shares were outstanding on such date.


                        June 30, 2001 (20) Mercury HW Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(5)   Short-Term Borrowings:

      On December 1, 2000, the Trust along with certain other funds managed by Mercury Advisors and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the year ended June 30, 2001.

(6)   Capital Loss Carryforward:

      At June 30, 2001, the Fund had a net capital loss carryforward of approximately $10,289,000, of which $1,843,000 expires in 2007, $7,526,000 expires in 2008 and $920,000 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

(7)  Change in Independent Auditors:

      On July 31, 2001, the Board of Trustees of the Trust, upon the recommendation of the Board's audit committee, approved a change of the Fund's independent auditors to Ernst & Young LLP. For the periods ended June 30, 1997 through June 30, 2000, PricewaterhouseCoopers LLP expressed an unqualified opinion on the Fund's financial statements. Further, there were no disagreements between Fund management and PricewaterhouseCoopers LLP prior to their resignation.

(8)   Subsequent Event:

      On August 11, 2001, Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of the Funds' investment adviser, agreed to sell the domestic equity asset management business of MLIM's Los Angeles operation to Hotchkis and Wiley Capital Management, LLC, subject to satisfaction of certain conditions. The same portfolio managers will continue managing the Funds.


                        June 30, 2001 (21) Mercury HW Small Cap Value Fund

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of Mercury HW Funds and Shareholders of the Mercury HW Small Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Mercury HW Small Cap Value Fund (one of the portfolios comprising the Mercury HW Funds) as of June 30, 2001, and the related statements of operations and the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2000, and financial highlights for each of the four years in the period then ended, were audited by other auditors, whose report dated August 17, 2000, expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mercury HW Small Cap Value Fund at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

      MetroPark, New Jersey
      August 13, 2001


                        June 30, 2001 (22) Mercury HW Small Cap Value Fund

IMPORTANT TAX INFORMATION (UNAUDITED)

All of the ordinary income distributed by Mercury HW Small Cap Value Fund during its taxable year ended June 30, 2001, to shareholders of record on December 11, 2000, qualifies for the dividends received deduction for corporations.

Please retain this information for your records.


                        June 30, 2001 (23) Mercury HW Small Cap Value Fund

[LOGO] Merrill Lynch  Investment Managers

      MUTUAL      MANAGED       ALTERNATIVE       INSTITUTIONAL
      FUNDS       ACCOUNTS      INVESTMENTS      ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Small company stock prices have experienced a greater degree of market volatility than those of large-capitalization companies. Investors should understand that the higher return potential of small company stocks is accompanied by higher risk.

Mercury HW Small Cap Value Fund of
Mercury HW Funds
725 South Figueroa Street, Suite 4000
Los Angeles, CA
90017-5400

[RECYCLE LOGO] Printed on post-consumer recycled paper           #MHW-1060--6/01